HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

Portfolio Summary
No of Loans: 6696
Total Scheduled Balance: 380,053,481.20
Avg Scheduled Balance: 56,758.29
Minimum Scheduled Balance: 147.03
Maximum Scheduled Balance: 325,237.03
Avg Original Balance Line: 57,082.92
Min Original Balance Line: 10,000.00
Max Original Balance Line: 329,000.00
WAC: 10.921
Net Rate: 10.393
Minimum Current Rate: 6.000
Maximum Current Rate: 16.250
Min Rem Term: 72
Max Rem term: 359
WA/Stated/Remaining Term: 218
WA Orig Term: 225
Wgt Avg LTV: 19.14
Wgt Avg Combined LTV: 97.38
Minimum Combined LTV: 10.00
Maximum Combined LTV: 100.00
CLTV > 100.00: 0.00
% in California: 28.24
% Prepay Penalties: 26.36
% Balloons: 72.10
FICO: 683
Age: 7
Max Maturity: 20360801
Min Maturity: 20120901
Max First Pay Date: 20061001
Min First Pay Date: 20020101
WA DTI: 40.41
% Fxd Rate: 100.00
% 2nds: 99.99
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Scheduled Balance Loans Balance Balance Age FICO Combined LTV Coupon Occupied
0.01 - 25,000.00 1,024 18,980,417.45 4.99 7 675 94.56 11.119 69.46
25,000.01 - 50,000.00 2,459 91,707,295.58 24.13 7 676 97.26 11.013 87.89
50,000.01 - 75,000.00 1,564 96,300,924.97 25.34 7 681 97.66 10.921 94.02
75,000.01 - 100,000.00 917 79,603,614.56 20.95 7 685 97.85 10.907 95.49
100,000.01 - 125,000.00 422 46,967,245.35 12.36 7 689 98.18 10.720 96.76
125,000.01 - 150,000.00 209 28,662,715.32 7.54 7 689 97.93 10.781 99.55
150,000.01 - 175,000.00 62 9,979,313.46 2.63 7 687 96.72 11.188 95.17
175,000.01 - 200,000.00 30 5,766,429.01 1.52 6 709 92.29 11.137 76.00
200,000.01 - 225,000.00 5 1,051,556.72 0.28 5 672 90.68 11.097 80.75
225,000.01 - 250,000.00 3 708,731.75 0.19 7 667 89.85 10.375 100.00
325,000.01 - 350,000.00 1 325,237.03 0.09 9 697 80.00 6.500 100.00
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
Avg: 56,758.29
Min: 147.03
Max: 325,237.03
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
FICO Loans Balance Balance Age FICO Combined LTV Coupon Occupied
1 - 550 8 210,982.99 0.06 37 510 100.00 12.973 100.00
551 - 575 3 59,479.65 0.02 28 565 70.27 11.169 100.00
576 - 600 171 6,262,743.12 1.65 8 585 99.50 11.403 100.00
601 - 625 442 21,580,122.94 5.68 8 619 97.98 11.492 98.64
626 - 650 1,239 66,512,246.40 17.50 7 639 97.38 11.445 97.41
651 - 675 1,511 83,997,275.48 22.10 7 664 96.95 11.139 95.22
676 - 700 1,312 81,810,526.89 21.53 7 688 97.66 10.750 93.24
701 - 725 903 56,971,136.61 14.99 7 712 97.36 10.377 88.97
726 - 750 543 31,887,358.74 8.39 6 736 97.70 10.626 83.31
751 - 775 372 21,185,577.51 5.57 6 762 97.33 10.601 77.73
776 - 800 160 7,836,228.98 2.06 6 785 96.61 10.161 77.73
801 - 825 32 1,739,801.89 0.46 6 808 88.72 9.826 79.98
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
Wgt Avg: 683
Min: 465
Max: 816
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Remaining Term Loans Balance Balance Age FICO Combined LTV Coupon Occupied
61 - 120 7 379,454.49 0.10 8 727 86.83 7.865 100.00
121 - 180 4,700 273,113,241.90 71.86 7 688 97.05 10.854 90.84
181 - 240 374 17,132,056.82 4.51 7 659 98.58 10.796 98.66
241 - 300 3 70,287.85 0.02 6 699 83.32 8.419 100.00
301 - 360 1,612 89,358,440.14 23.51 7 669 98.21 11.165 94.70
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
Wgt Avg: 218
Min: 72
Max: 359
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Property Type Loans Balance Balance Age FICO Combined LTV Coupon Occupied
2-4 Family 613 44,498,907.46 11.71 6 699 95.67 11.636 77.90
Condo 759 38,847,705.60 10.22 7 690 97.73 10.939 87.85
Co-op 2 40,946.36 0.01 6 685 90.00 9.162 100.00
Manufactured Housing 5 73,854.92 0.02 51 691 86.30 11.792 100.00
PUD 1,282 74,236,742.60 19.53 7 682 97.57 10.887 92.07
Single Family Residence 4,001 221,027,782.15 58.16 7 678 97.60 10.782 95.78
Town House 34 1,327,542.11 0.35 6 697 97.34 11.420 84.58
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Occupancy Status Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Investment 669 23,844,511.06 6.27 5 715 91.73 12.598 0.00
Primary 5,881 350,081,421.40 92.11 7 680 97.83 10.797 100.00
Secondary 146 6,127,548.74 1.61 7 710 93.70 11.466 0.00
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Purpose Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Purchase 5,120 294,461,435.01 77.48 7 687 98.34 11.057 90.97
Refinance - Cash Out 1,289 72,496,014.39 19.08 7 667 94.25 10.501 96.71
Refinance - Rate/Term 287 13,096,031.80 3.45 7 676 93.10 10.174 92.34
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Combined LTV - Given Loans Balance Balance Age FICO Combined LTV Coupon Occupied
<= 50.00 12 853,217.80 0.22 7 714 36.16 9.042 93.94
50.01 - 60.00 6 473,093.96 0.12 6 687 56.90 9.782 89.46
60.01 - 70.00 26 1,438,129.84 0.38 8 670 66.84 10.150 77.37
70.01 - 80.00 78 5,956,271.03 1.57 7 681 78.19 9.228 79.13
80.01 - 90.00 908 37,749,099.49 9.93 7 686 89.10 10.380 72.71
90.01 - 95.00 1,178 59,677,816.42 15.70 6 691 94.79 11.148 72.86
95.01 - 100.00 4,488 273,905,852.66 72.07 7 680 99.92 10.995 99.34
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
Wgt Avg: 97.38
Min: 10.00
Max: 100.00
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
State Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Alabama 29 911,577.20 0.24 7 672 98.09 11.666 77.57
Alaska 10 588,293.87 0.15 7 695 99.19 11.101 100.00
Arizona 410 18,684,433.37 4.92 7 682 97.19 11.298 88.57
Arkansas 11 273,215.52 0.07 7 628 99.06 9.822 81.12
California 1,232 107,315,692.17 28.24 7 685 97.91 10.499 98.24
Colorado 159 6,557,493.87 1.73 8 681 96.57 10.733 87.66
Connecticut 63 3,808,948.29 1.00 7 677 95.16 10.997 89.48
Delaware 16 779,806.18 0.21 7 692 99.52 10.899 100.00
District of Columbia 18 1,162,002.09 0.31 5 684 97.10 11.384 86.90
Florida 745 36,543,592.11 9.62 7 679 97.14 11.271 85.06
Georgia 231 7,990,654.44 2.10 8 671 97.44 11.134 87.73
Hawaii 22 1,879,794.24 0.49 7 680 98.16 10.913 93.23
Idaho 33 1,258,573.06 0.33 6 694 96.48 10.891 71.96
Illinois 244 10,543,800.68 2.77 7 676 98.06 11.052 89.94
Indiana 35 1,083,382.70 0.29 8 658 99.57 11.321 84.76
Iowa 11 261,454.88 0.07 6 665 98.49 11.942 82.48
Kansas 23 589,538.77 0.16 7 653 98.04 11.264 84.47
Kentucky 29 899,891.19 0.24 7 647 98.35 11.051 94.83
Louisiana 27 728,344.32 0.19 10 684 97.38 11.280 68.45
Maine 8 277,572.97 0.07 7 655 99.18 11.740 91.79
Maryland 214 12,837,120.09 3.38 7 667 98.62 11.501 96.74
Massachusetts 76 4,812,751.16 1.27 6 682 96.12 11.109 96.03
Michigan 138 4,759,748.92 1.25 7 662 97.34 10.921 95.65
Minnesota 107 4,736,579.12 1.25 6 681 97.40 10.122 95.92
Mississippi 13 310,772.47 0.08 6 662 98.31 12.116 71.87
Missouri 74 2,367,871.99 0.62 7 668 97.26 11.295 89.71
Montana 2 131,737.99 0.03 7 671 86.59 9.941 100.00
Nebraska 15 445,522.24 0.12 7 664 98.92 11.597 93.56
Nevada 466 26,430,968.59 6.95 7 687 97.67 11.049 89.79
New Hampshire 14 753,822.06 0.20 7 671 98.32 10.573 94.03
New Jersey 405 25,414,160.18 6.69 6 690 95.98 11.370 86.91
New Mexico 28 1,029,839.94 0.27 8 663 97.89 11.180 91.10
New York 354 30,804,071.68 8.11 6 694 95.55 10.901 91.92
North Carolina 76 2,536,925.33 0.67 8 662 96.28 11.126 89.34
North Dakota 6 198,936.05 0.05 5 686 97.88 10.225 100.00
Ohio 75 2,512,608.56 0.66 7 662 98.22 11.014 95.31
Oklahoma 45 1,251,671.77 0.33 7 662 98.18 11.231 89.40
Oregon 99 5,028,339.54 1.32 7 689 97.45 10.364 86.65
Pennsylvania 115 4,095,193.28 1.08 6 682 95.73 11.201 91.60
Rhode Island 17 894,126.10 0.24 5 686 97.12 11.325 95.50
South Carolina 68 2,285,426.35 0.60 5 696 95.71 11.700 78.37
South Dakota 2 47,706.07 0.01 6 630 92.88 12.343 28.84
Tennessee 42 1,398,664.30 0.37 8 661 98.24 9.245 94.08
Texas 289 9,314,225.81 2.45 7 686 98.20 10.119 84.97
Utah 132 5,346,159.43 1.41 8 675 97.98 10.857 89.70
Vermont 2 68,355.38 0.02 6 634 95.00 11.831 100.00
Virginia 240 16,825,378.97 4.43 7 679 98.45 11.637 96.82
Washington 156 8,833,086.99 2.32 7 689 98.23 10.514 92.32
Continued...
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

...continued
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
State Loans Balance Balance Age FICO Combined LTV Coupon Occupied
West Virginia 4 203,467.15 0.05 6 689 97.11 10.748 100.00
Wisconsin 58 1,911,654.22 0.50 6 670 97.35 11.303 83.13
Wyoming 8 328,527.55 0.09 7 650 97.09 10.972 83.67
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Documentation Type Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Full/Alt 1,834 86,471,777.80 22.75 8 664 98.17 10.228 95.87
NINA 251 12,662,888.49 3.33 6 725 93.32 11.859 91.73
Reduced 3,844 231,197,780.91 60.83 7 686 97.49 11.124 90.60
Stated/Stated 767 49,721,034.00 13.08 7 688 96.52 10.941 92.71
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
HEMT 2006-3
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Oct 3, 2006 15:40

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Current Rate Loans Balance Balance Age FICO Combined LTV Coupon Occupied
5.501 - 6.000 1 26,533.59 0.01 13 602 100.00 6.000 100.00
6.001 - 6.500 4 472,190.32 0.12 9 701 80.89 6.442 96.54
6.501 - 7.000 10 584,055.77 0.15 9 753 72.99 6.902 89.04
7.001 - 7.500 36 2,024,895.59 0.53 9 722 90.66 7.368 95.04
7.501 - 8.000 88 4,837,580.79 1.27 8 719 93.67 7.877 99.44
8.001 - 8.500 209 10,087,115.50 2.65 8 704 93.72 8.363 97.45
8.501 - 9.000 393 22,806,989.66 6.00 8 702 95.19 8.861 97.02
9.001 - 9.500 482 32,616,256.74 8.58 7 705 96.59 9.322 98.89
9.501 - 10.000 813 46,961,931.11 12.36 7 688 97.15 9.845 97.65
10.001 - 10.500 685 39,307,693.13 10.34 7 688 98.02 10.333 96.85
10.501 - 11.000 810 46,556,619.18 12.25 7 677 97.79 10.836 94.91
11.001 - 11.500 836 47,180,949.86 12.41 7 670 98.27 11.335 94.41
11.501 - 12.000 809 45,257,824.14 11.91 7 670 98.41 11.829 92.80
12.001 - 12.500 443 25,502,043.41 6.71 7 667 98.44 12.317 90.58
12.501 - 13.000 395 21,721,993.09 5.72 6 667 98.47 12.808 87.06
13.001 - 13.500 279 14,946,413.23 3.93 6 671 97.68 13.328 78.09
13.501 - 14.000 368 17,030,310.68 4.48 5 689 96.72 13.762 52.72
14.001 - 14.500 32 1,863,892.74 0.49 4 707 97.14 14.263 42.89
14.501 - 15.000 2 188,859.88 0.05 3 706 95.50 14.990 10.09
16.001 - 16.500 1 79,332.79 0.02 2 692 95.00 16.250 0.00
Total: 6,696 380,053,481.20 100.00 7 683 97.38 10.921 92.11
Wgt Avg: 10.921
Min: 6.000
Max: 16.250